Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Life

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the asset at the end of the estimated useful life as a percentage of the original cost.

	Estimated useful lives	Residual rate
Servers and network equipment	5 years	5%
Computer equipment	5 years	5%
Furniture, fittings and office equipment	5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	shorter of lease term or 3 years	—

Analysis of Different Types of Revenues

An analysis of the different types of revenues for the years ended December 31, 2012, 2013 and 2014 are summarized as follows:

	Years ended December 31,
(In thousands)	2012	2013	2014
Subscription revenue	51,055	86,733	98,189
Advertising revenue	61,795	48,028	38,378
Other internet value-added services (note a)	35,350	45,483	46,320

Total	148,200	180,244	182,887

note a:	Other internet value-added services mainly comprise online game revenue, content sub-licensing revenue, pay per view subscription revenue, revenue from traffic referral programs, technical services regarding online acceleration, online sales revenue, online game subscription revenue and sales of software licenses.

Schedule of Balances of Registered Capital, Additional Paid-in-Capital and Statutory Reserves

The following table presents the balances of registered capital, additional paid-in-capital and statutory reserves of entities within the Group incorporated in China as of December 31, 2013 and 2014 for the Group’s reporting purpose in China as determined under generally accepted accounting principles in China:

(In thousands)	December 31, 2013	December 31, 2014
Registered capital	44,532	54,467
Additional paid-in capital	161	161
Statutory reserves	4,478	5,132

Total	49,171	59,760